Cover	Mar. 06, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 06, 2025
Entity File Number	001-40129
Entity Registrant Name	ILEARNINGENGINES, INC.
Entity Central Index Key	0001835972
Entity Tax Identification Number	85-3961600
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6701 Democracy Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20817
City Area Code	(650)
Local Phone Number	248-9874
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	AILE
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	AILEW
Security Exchange Name	NASDAQ